Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net Revenue:
Technology revenue	$ 76,341	$ 62,400	$ 225,002	$ 188,504	$ 237,688	$ 210,483	$ 145,789
Marketing services revenue	13,287	10,693	36,343	29,473	41,912	32,401	27,407
Total net revenue	89,628	73,093	261,345	217,977	279,600	242,884	173,196
Cost of net revenue:
Cost of technology revenue	38,291	29,308	109,986	88,682	115,148	103,130	74,316
Cost of marketing services revenue	1,599	1,816	4,241	4,562	6,203	4,058	5,365
Total cost of net revenue	39,890	31,124	114,227	93,244	121,351	107,188	79,681
Gross profit	49,738	41,969	147,118	124,733	158,249	135,696	93,515
Operating expenses:
Sales and marketing	17,116	15,041	52,970	44,799	59,106	50,556	48,739
Research and development	17,628	15,048	50,181	46,400	61,107	58,767	31,997
General and administrative	11,737	10,101	34,633	32,958	42,404	39,455	42,865
Amortization of intangibles	3,669	4,029	11,090	12,149	16,147	18,491	13,820
Total operating expenses	50,150	44,219	148,874	136,306	178,764	167,269	137,421
Loss from operations	(412)	(2,250)	(1,756)	(11,573)	(20,515)	(31,573)	(43,906)
Interest income	32	43	91	113	150	194	1,695
Interest expense	(109)	(1,325)	(2,799)	(4,089)	(5,438)	(5,237)	(4,991)
Other income (expense), net	(33)	762	109	141	455	1,196	(268)
Loss before provision for income taxes	(522)	(2,770)	(4,355)	(15,408)	(25,348)	(35,420)	(47,470)
Provision for income taxes	910	1,064	2,490	2,772	1,924	2,439	1,506
Net loss	(1,432)	(3,834)	(6,845)	(18,180)	(27,272)	(37,859)	(48,976)
Accretion of redeemable convertible preferred stock		(7,055)	(11,810)	(20,828)	(28,157)	(25,774)	(15,639)
Net loss attributable to common stockholders	$ (1,432)	$ (10,889)	$ (18,655)	$ (39,008)	$ (55,429)	$ (63,633)	$ (64,615)
Net loss per share attributable to common stockholders:
Basic	$ (0.03)	$ (1.51)	$ (0.62)	$ (5.53)
Diluted	$ (0.03)	$ (1.51)	$ (0.62)	$ (5.53)
Basic and diluted					$ (7.83)	$ (10.86)	$ (11.68)
Weighted-average shares used to compute net loss per share attributable to common stockholders:
Basic	53,701	7,228	29,993	7,050
Diluted	53,701	7,228	29,993	7,050
Basic and diluted					7,080	5,862	5,530